Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales and other operating revenues:
Trade	$ 49,439	$ 45,135	$ 26,995
Related parties	1,012	1,038	758
Sales revenue net	50,451	46,173	27,753
Operating costs and expenses:
Cost of sales	43,847	37,397	24,359
Asset impairment charges	69	624	582
Selling, general and administrative expense	1,310	1,255	1,140
Research and development expenses	124	124	113
Costs and expenses	45,350	39,400	26,194
Operating income	5,101	6,773	1,559
Interest expense	(287)	(519)	(526)
Interest income	29	9	12
Other (expense) income, net	(72)	62	85
Income from continuing operations before equity investments and income taxes	4,771	6,325	1,130
Income from equity investments	5	461	256
Income from continuing operations before income taxes	4,776	6,786	1,386
Provision for (benefit from) income taxes	882	1,163	(43)
Income from continuing operations	3,894	5,623	1,429
Loss from discontinued operations, net of tax	(5)	(6)	(2)
Net income	3,889	5,617	1,427
Dividends on redeemable non-controlling interests	(7)	(7)	(7)
Net income attributable to the Company shareholders	$ 3,882	$ 5,610	$ 1,420
Net income (loss) attributable to the Company shareholders - Basic:
Continuing operations (in dollars per share)	$ 11.86	$ 16.79	$ 4.25
Discontinued operations (in dollars per share)	(0.02)	(0.02)	(0.01)
Basic (in dollars in per share)	11.84	16.77	4.24
Net income (loss) attributable to the Company shareholders - Diluted:
Continuing operations (in dollars per share)	11.83	16.77	4.25
Discontinued operations (in dollars per share)	(0.02)	(0.02)	(0.01)
Diluted (in dollars per share)	$ 11.81	$ 16.75	$ 4.24